Janus Henderson VIT Global Research Portfolio

Schedule of Investments (unaudited)

March 31, 2023

Shares		Value
Common Stocks– 98.6%
Aerospace & Defense – 3.0%
Airbus SE	61,037	$8,176,137
BAE Systems PLC	759,816	9,209,732
General Dynamics Corp	19,365	4,419,287
		21,805,156
Air Freight & Logistics – 1.7%
United Parcel Service Inc	61,786	11,985,866
Airlines – 0.4%
Ryanair Holdings PLC (ADR)*	33,502	3,158,904
Automobiles – 0.6%
Tesla Inc*	19,690	4,084,887
Banks – 6.0%
Bank of America Corp	199,448	5,704,213
BNP Paribas SA	105,021	6,280,692
HDFC Bank Ltd	182,393	3,586,069
JPMorgan Chase & Co	100,158	13,051,589
Natwest Group PLC	1,630,262	5,325,810
Toronto-Dominion Bank/The	81,773	4,898,634
UniCredit SpA	225,915	4,278,541
		43,125,548
Beverages – 4.1%
Constellation Brands Inc - Class A	49,981	11,290,208
Monster Beverage Corp	85,980	4,643,780
Pernod Ricard SA	60,359	13,674,854
		29,608,842
Biotechnology – 3.2%
AbbVie Inc	36,907	5,881,869
Amgen Inc	12,750	3,082,312
Argenx SE (ADR)*	6,710	2,500,012
Ascendis Pharma A/S (ADR)*	14,714	1,577,635
Sarepta Therapeutics Inc*	28,400	3,914,372
Vertex Pharmaceuticals Inc*	19,516	6,148,906
		23,105,106
Capital Markets – 3.0%
Blackstone Group Inc	52,671	4,626,621
Charles Schwab Corp	81,342	4,260,694
LPL Financial Holdings Inc	21,223	4,295,535
Morgan Stanley	62,086	5,451,151
State Street Corp	35,307	2,672,387
		21,306,388
Chemicals – 1.4%
Linde PLC	29,362	10,436,429
Consumer Finance – 0.9%
Capital One Financial Corp	40,841	3,927,271
OneMain Holdings Inc	59,115	2,191,984
		6,119,255
Diversified Financial Services – 4.6%
Apollo Global Management Inc	78,770	4,975,113
Fidelity National Information Services Inc	38,838	2,110,069
Global Payments Inc	26,493	2,788,123
Mastercard Inc	33,243	12,080,839
Visa Inc	49,897	11,249,778
		33,203,922
Electric Utilities – 0.4%
NextEra Energy Inc	40,836	3,147,639
Electronic Equipment, Instruments & Components – 1.4%
Hexagon AB - Class B	645,972	7,436,109
Keysight Technologies Inc*	15,964	2,577,867
		10,013,976
Entertainment – 1.5%
Liberty Media Corp-Liberty Formula One*	106,408	7,962,511
Nexon Co Ltd	124,800	2,980,016
		10,942,527
Health Care Equipment & Supplies – 1.6%
Abbott Laboratories	30,366	3,074,861
Boston Scientific Corp*	92,751	4,640,332
Dentsply Sirona Inc	47,409	1,862,225
Edwards Lifesciences Corp*	24,404	2,018,943
		11,596,361

Shares		Value
Common Stocks– (continued)
Health Care Providers & Services – 1.4%
Centene Corp*	51,225	$3,237,932
Humana Inc	9,799	4,757,023
UnitedHealth Group Inc	4,762	2,250,474
		10,245,429
Hotels, Restaurants & Leisure – 3.6%
Booking Holdings Inc*	3,331	8,835,178
Entain PLC	421,136	6,553,042
McDonald's Corp	38,762	10,838,243
Meituan Dianping (144A)*	3,510	63,756
		26,290,219
Independent Power and Renewable Electricity Producers – 1.6%
RWE AG	68,753	2,955,325
Vistra Energy Corp	359,685	8,632,440
		11,587,765
Insurance – 2.8%
AIA Group Ltd	456,200	4,793,589
Aon PLC - Class A	13,841	4,363,929
Beazley PLC	273,076	2,013,100
Intact Financial Corp	14,943	2,138,885
Progressive Corp/The	50,022	7,156,147
		20,465,650
Interactive Media & Services – 3.5%
Alphabet Inc - Class C*	225,758	23,478,832
Tencent Holdings Ltd	35,100	1,715,147
		25,193,979
Life Sciences Tools & Services – 1.3%
Danaher Corp	14,618	3,684,321
Thermo Fisher Scientific Inc	10,067	5,802,317
		9,486,638
Machinery – 3.9%
Alstom SA	111,724	3,052,273
Atlas Copco AB - Class A	660,323	8,374,978
Deere & Co	20,827	8,599,052
Parker-Hannifin Corp	23,786	7,994,712
		28,021,015
Metals & Mining – 2.3%
Freeport-McMoRan Inc	120,782	4,941,192
Rio Tinto PLC	58,728	3,979,639
Teck Resources Ltd	218,820	7,991,391
		16,912,222
Multiline Retail – 2.4%
Amazon.com Inc*	145,106	14,987,999
JD.Com Inc - Class A	114,559	2,510,816
		17,498,815
Oil, Gas & Consumable Fuels – 5.8%
Canadian Natural Resources Ltd	137,980	7,636,738
Cheniere Energy Inc	18,831	2,967,766
ConocoPhillips	70,872	7,031,211
EOG Resources Inc	51,284	5,878,685
Marathon Petroleum Corp	72,005	9,708,434
Suncor Energy Inc	170,838	5,304,790
TotalEnergies SE	57,381	3,385,322
		41,912,946
Personal Products – 1.8%
Unilever PLC	245,676	12,704,862
Pharmaceuticals – 5.8%
AstraZeneca PLC	80,893	11,226,099
Catalent Inc*	30,328	1,992,853
Eli Lilly & Co	7,690	2,640,900
Merck & Co Inc	79,106	8,416,087
Novartis AG	72,179	6,628,195
Organon & Co	58,696	1,380,530
Roche Holding AG	17,181	4,918,329
Sanofi	44,639	4,860,829
		42,063,822
Road & Rail – 1.2%
Full Truck Alliance Co (ADR)*	368,335	2,803,029
Uber Technologies Inc*	193,281	6,127,008
		8,930,037
Semiconductor & Semiconductor Equipment – 7.4%
Advanced Micro Devices Inc*	49,936	4,894,227
ASML Holding NV	23,095	15,779,224
Lam Research Corp	6,973	3,696,527

Shares		Value
Common Stocks– (continued)
Semiconductor & Semiconductor Equipment– (continued)
Marvell Technology Inc	72,620	$3,144,446
NVIDIA Corp	44,599	12,388,264
Taiwan Semiconductor Manufacturing Co Ltd	525,000	9,301,596
Texas Instruments Inc	23,967	4,458,102
		53,662,386
Software – 8.0%
Atlassian Corp - Class A*	7,155	1,224,721
Autodesk Inc*	11,200	2,331,392
Constellation Software Inc/Canada	1,355	2,547,867
Lumine Group Inc*	2,889	31,449
Microsoft Corp	128,190	36,957,177
ServiceNow Inc*	3,789	1,760,824
Synopsys Inc*	17,248	6,662,040
Workday Inc - Class A*	29,338	6,059,470
		57,574,940
Specialized Real Estate Investment Trusts (REITs) – 0.4%
American Tower Corp	14,992	3,063,465
Specialty Retail – 1.2%
O'Reilly Automotive Inc*	9,747	8,275,008
Technology Hardware, Storage & Peripherals – 4.6%
Apple Inc	203,647	33,581,390
Textiles, Apparel & Luxury Goods – 2.1%
LVMH Moet Hennessy Louis Vuitton SE	6,786	6,218,502
Moncler SpA	40,699	2,812,824
NIKE Inc - Class B	52,506	6,439,336
		15,470,662
Trading Companies & Distributors – 1.8%
Ferguson PLC	100,170	13,216,768
Wireless Telecommunication Services – 1.9%
T-Mobile US Inc*	93,866	13,595,551
Total Common Stocks (cost $501,754,745)		713,394,375
Preferred Stocks– 1.0%
Automobiles – 1.0%
Dr Ing hc F Porsche AG((cost $4,338,375)	54,001	6,910,649
Private Placements– 0.2%
Health Care Providers & Services – 0.2%
API Holdings Private Ltd*,¢,§((cost $2,347,416)	3,231,470	1,147,604
Investment Companies– 0%
Money Markets – 0%
Janus Henderson Cash Liquidity Fund LLC, 4.7988%ºº,£((cost $173,138)	173,103	173,138
Total Investments (total cost $508,613,674) – 99.8%		721,625,766
Cash, Receivables and Other Assets, net of Liabilities – 0.2%		1,701,631
Net Assets – 100%		$723,327,397

Summary of Investments by Country - (Long Positions) (unaudited)

		% of
		Investment
Country	Value	Securities
United States	$498,182,772	69.0%
France	45,648,609	6.3
United Kingdom	38,307,422	5.3
Canada	30,549,754	4.2
Netherlands	28,484,086	4.0
Sweden	15,811,087	2.2
Switzerland	11,546,524	1.6
Germany	9,865,974	1.4
Taiwan	9,301,596	1.3
China	7,092,748	1.0
Italy	7,091,365	1.0
Hong Kong	4,793,589	0.7
India	4,733,673	0.7
Ireland	3,158,904	0.4
Japan	2,980,016	0.4
Belgium	2,500,012	0.3
Denmark	1,577,635	0.2

Total	$721,625,766	100.0%

Schedules of Affiliated Investments – (% of Net Assets)

	Dividend Income	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 3/31/23
Investment Companies - 0.0%
Money Markets - 0.0%
Janus Henderson Cash Liquidity Fund LLC, 4.7988%ºº	$3,137	$-	$-	$173,138
Investments Purchased with Cash Collateral from Securities Lending - N/A
Investment Companies - N/A
Janus Henderson Cash Collateral Fund LLC, 4.8170%ºº	1,332∆	-	-	-
Total Affiliated Investments - 0.0%	$4,469	$-	$-	$173,138

	Value at 12/31/22	Purchases	Sales Proceeds	Value at 3/31/23
Investment Companies - 0.0%
Money Markets - 0.0%
Janus Henderson Cash Liquidity Fund LLC, 4.7988%ºº	558,126	6,567,200	(6,952,188)	173,138
Investments Purchased with Cash Collateral from Securities Lending - N/A
Investment Companies - N/A
Janus Henderson Cash Collateral Fund LLC, 4.8170%ºº	-	10,181,960	(10,181,960)	-

Notes to Schedule of Investments (unaudited)

ADR	American Depositary Receipt
LLC	Limited Liability Company
PLC	Public Limited Company

144A

Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Unless otherwise noted, these securities have been determined to be liquid under guidelines established by the Board of Trustees. The total value of 144A securities as of the period ended March 31, 2023 is $63,756, which represents 0.0% of net assets.

*	Non-income producing security.

ºº	Rate shown is the 7-day yield as of March 31, 2023.

¢	Security is valued using significant unobservable inputs. The total value of Level 3 securities as of the period ended March 31, 2023 is $1,147,604, which represents 0.2% of net assets.

£

The Portfolio may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Portfolio owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

∆	Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.

§				Schedule of Restricted Securities (as of March 31, 2023)
Value as a
	Acquisition			% of Net
	Date	Cost	Value	Assets
API Holdings Private Ltd	9/27/21	$2,347,416	$1,147,604	0.2%

The Portfolio has registration rights for certain restricted securities held as of March 31, 2023. The issuer incurs all registration costs.

The following is a summary of the inputs that were used to value the Portfolio’s investments in securities and other financial instruments as of March 31, 2023.

Valuation Inputs Summary

		Level 2 -	Level 3 -
	Level 1 -	Other Significant	Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs

Assets
Investments In Securities:
Common Stocks
Aerospace & Defense	$4,419,287	$17,385,869	$-
Banks	23,654,436	19,471,112	-
Beverages	15,933,988	13,674,854	-
Electronic Equipment, Instruments & Components	2,577,867	7,436,109	-
Entertainment	7,962,511	2,980,016	-
Hotels, Restaurants & Leisure	19,673,421	6,616,798	-
Independent Power and Renewable Electricity Producers	8,632,440	2,955,325	-
Insurance	13,658,961	6,806,689	-
Interactive Media & Services	23,478,832	1,715,147	-
Machinery	16,593,764	11,427,251	-
Metals & Mining	12,932,583	3,979,639	-
Multiline Retail	14,987,999	2,510,816	-
Oil, Gas & Consumable Fuels	38,527,624	3,385,322	-
Personal Products	-	12,704,862	-
Pharmaceuticals	14,430,370	27,633,452	-
Semiconductor & Semiconductor Equipment	28,581,566	25,080,820	-
Textiles, Apparel & Luxury Goods	6,439,336	9,031,326	-
Trading Companies & Distributors	-	13,216,768	-
All Other	272,897,215	-	-
Preferred Stocks	-	6,910,649	-
Private Placements	-	-	1,147,604
Investment Companies	-	173,138	-
Total Assets	$525,382,200	$195,095,962	$1,147,604

Investment Valuation

Portfolio holdings are valued in accordance with policies and procedures established by the Adviser pursuant to Rule 2a-5 under the 1940 Act and approved by and subject to the oversight of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at readily available market quotations, which are (i) the official close prices or (ii) last sale prices on the primary market or exchange in which the securities trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are generally valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Foreign securities and currencies are converted to U.S. dollars using the current spot USD dollar exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Portfolio will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the Adviser-approved pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith by the Adviser pursuant to the Valuation Procedures. Circumstances in which fair valuation may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The valuation policies provide for the use of systematic fair valuation models provided by independent pricing services to value foreign equity securities in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and the close of the NYSE. The value of the securities of other mutual funds held by a Portfolio, if any, will be calculated using the NAV of such mutual funds.

Valuation Inputs Summary

FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:

Level 1 – Unadjusted quoted prices in active markets the Portfolio has the ability to access for identical assets or liabilities.

Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Portfolio’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.

Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Portfolio’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

There have been no significant changes in valuation techniques used in valuing any such positions held by the Portfolio since the beginning of the fiscal period.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of March 31, 2023 to fair value the Portfolio’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments.

The Portfolio did not hold a significant amount of Level 3 securities as of March 31, 2023.

For additional information on the Portfolio, please refer to the Portfolio’s most recent semiannual or annual shareholder report.

109-25-70308 05-23